Contingencies and Commitments - Commitments (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Loss Contingencies [Line Items]
Purchase obligations due in 2026	$ 154			$ 154
Purchase obligations due in 2027	43			43
Purchase obligations due in 2028	40			40
Purchase obligations due in 2029	40			40
Purchase obligation due thereafter	0			0
Guarantees of third party related to project financing	4			4
Combined fair value of guarantees	5	$ 6		$ 5
Indemnification of liability (as a percent)				50.00%
Insurance annual coverage limit	80	80	$ 80
Total amount committed under outstanding surety bonds	44			$ 44
Amount of outstanding surety bonds relating to these liabilities	19			19
Alcoa Corporation Workers Compensation Claims
Loss Contingencies [Line Items]
Letters of credit, total amount committed	43			43
Arconic Corporation Environmental Obligations
Loss Contingencies [Line Items]
Letters of credit, total amount committed	9			9
Letter of Credit
Loss Contingencies [Line Items]
Maximum borrowing capacity	76			76
Other Noncurrent Liabilities and Deferred Credits | Separation Agreement
Loss Contingencies [Line Items]
Guarantees of third party related to project financing	$ 1,141	$ 1,121		$ 1,141